Investments - Amortized cost and fair value of fixed maturity securities available for sale by contractual maturity (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost, Net of Allowance
Due in one year or less	$ 1,994	$ 2,334
Due after one year through five years	21,059	22,500
Due after five years through ten years	26,335	28,376
Due after ten years	84,002	84,201
Mortgage-backed, asset-backed and collateralized	45,985	43,715
Total	179,375	181,126
Fair Value
Due in one year or less	1,989	2,290
Due after one year through five years	20,376	21,650
Due after five years through ten years	23,999	25,452
Due after ten years	69,467	66,816
Mortgage-backed, asset-backed and collateralized	43,230	40,585
Total	$ 159,061	$ 156,793	$ 198,568